Held for sale (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Assets and Liabilities
The held for sale balances are analysed as follows:

All figures in £ millions	2022 Total	2021 Total

Non-current assets

Property, plant and equipment	16	7

	16	7

Assets classified as held for sale	16	7

Net assets classified as held for sale	16	7